UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
10/30/08 (Unaudited)

2050 Fund	Shares	Value

Asset Allocation Funds* --% (cost $-)

Putnam Income Strategies Fund (Class Y)	--	$--

Equity Funds* 95.5%

Putnam Capital Opportunities Fund (Class Y)	131,573	$884,170
Putnam Equity Income Fund (Class Y)	56,195	638,935
Putnam Fund for Growth and Income (Class Y)	63,114	638,718
Putnam International Equity Fund (Class Y)	51,211	784,551
Putnam International Growth and Income Fund (Class Y)	99,645	757,301
Putnam International New Opportunities Fund (Class Y)	74,354	813,433
Putnam Investors Fund (Class Y)	134,094	1,279,253
Putnam Mid Cap Value Fund (Class Y)	37,845	292,923
Putnam Vista Fund (Class Y)	41,043	301,255
Putnam Voyager Fund (Class Y)	96,790	1,264,083

Total Equity Funds (cost $11,502,062)		$7,654,622

Fixed Income Funds* 5.4%

Putnam Diversified Income Trust (Class Y)	--	$--
Putnam High Yield Advantage Fund (Class Y)	37,286	169,650
Putnam Income Fund (Class Y)	33,108	178,782
Putnam Money Market Fund (Class A)	87,826	87,826

Total Fixed Income Funds (cost $528,056)		$436,258

Total Investments (cost $12,030,118) (a)		$8,090,880

* Percentages indicated are based on net assets of $8,014,445

2045 Fund	Shares	Value

Asset Allocation Funds* --% (cost $-)

Putnam Income Strategies Fund (Class Y)	--	$--

Equity Funds* 92.9%

Putnam Capital Opportunities Fund (Class Y)	238,905	$1,605,439
Putnam Equity Income Fund (Class Y)	105,449	1,198,954
Putnam Fund for Growth and Income (Class Y)	120,006	1,214,462
Putnam International Equity Fund (Class Y)	95,001	1,455,419
Putnam International Growth and Income Fund (Class Y)	187,281	1,423,339
Putnam International New Opportunities Fund (Class Y)	139,809	1,529,510
Putnam Investors Fund (Class Y)	250,559	2,390,332
Putnam Mid Cap Value Fund (Class Y)	67,676	523,814
Putnam Vista Fund (Class Y)	73,393	538,704
Putnam Voyager Fund (Class Y)	180,713	2,360,116

Total Equity Funds (cost $21,625,855)		$14,240,089

Fixed Income Funds* 8.4%

Putnam Diversified Income Trust (Class Y)	32,360	$225,874
Putnam High Yield Advantage Fund (Class Y)	71,743	326,432
Putnam Income Fund (Class Y)	79,327	428,365
Putnam Money Market Fund (Class A)	305,112	305,112

Total Fixed Income Funds (cost $1,547,064)		$1,285,783

Total Investments (cost $23,172,919) (a)		$15,525,872

* Percentages indicated are based on net assets of $15,326,702

2040 Fund	Shares	Value

Asset Allocation Funds* --% (cost $-)

Putnam Income Strategies Fund (Class Y)	--	$--

Equity Funds* 88.1%

Putnam Capital Opportunities Fund (Class Y)	329,670	$2,215,384
Putnam Equity Income Fund (Class Y)	149,145	1,695,773
Putnam Fund for Growth and Income (Class Y)	166,394	1,683,906
Putnam International Equity Fund (Class Y)	126,991	1,945,495
Putnam International Growth and Income Fund (Class Y)	252,563	1,919,480
Putnam International New Opportunities Fund (Class Y)	188,555	2,062,787
Putnam Investors Fund (Class Y)	357,047	3,406,226
Putnam Mid Cap Value Fund (Class Y)	96,493	746,856
Putnam Vista Fund (Class Y)	104,647	768,112
Putnam Voyager Fund (Class Y)	257,537	3,363,428

Total Equity Funds (cost $30,291,439)		$19,807,447

Fixed Income Funds* 13.2%

Putnam Diversified Income Trust (Class Y)	109,826	$766,584
Putnam High Yield Advantage Fund (Class Y)	128,522	584,777
Putnam Income Fund (Class Y)	170,650	921,512
Putnam Money Market Fund (Class A)	686,594	686,594

Total Fixed Income Funds (cost $3,610,068)		$2,959,467

Total Investments (cost $33,901,507) (a)		$22,766,914

* Percentages indicated are based on net assets of $22,480,493

2035 Fund	Shares	Value

Asset Allocation Funds* --% (cost $-)

Putnam Income Strategies Fund (Class Y)	--	$--

Equity Funds* 83.0%

Putnam Capital Opportunities Fund (Class Y)	475,631	$3,196,242
Putnam Equity Income Fund (Class Y)	222,382	2,528,483
Putnam Fund for Growth and Income (Class Y)	248,722	2,517,071
Putnam International Equity Fund (Class Y)	185,808	2,846,584
Putnam International Growth and Income Fund (Class Y)	366,216	2,783,241
Putnam International New Opportunities Fund (Class Y)	273,350	2,990,445
Putnam Investors Fund (Class Y)	530,098	5,057,138
Putnam Mid Cap Value Fund (Class Y)	138,227	1,069,881
Putnam Vista Fund (Class Y)	149,899	1,100,259
Putnam Voyager Fund (Class Y)	382,325	4,993,162

Total Equity Funds (cost $45,244,304)		$29,082,506

Fixed Income Funds* 18.2%

Putnam Diversified Income Trust (Class Y)	264,835	$1,848,551
Putnam High Yield Advantage Fund (Class Y)	295,350	1,343,842
Putnam Income Fund (Class Y)	357,160	1,928,663
Putnam Money Market Fund (Class A)	1,250,860	1,250,860

Total Fixed Income Funds (cost $7,894,016)		$6,371,916

Total Investments (cost $53,138,320) (a)		$35,454,422

* Percentages indicated are based on net assets of $35,039,357

2030 Fund	Shares	Value

Asset Allocation Funds* --% (cost $-)

Putnam Income Strategies Fund (Class Y)	--	$--

Equity Funds* 77.4%

Putnam Capital Opportunities Fund (Class Y)	579,566	$3,894,686
Putnam Equity Income Fund (Class Y)	288,491	3,280,140
Putnam Fund for Growth and Income (Class Y)	328,912	3,328,591
Putnam International Equity Fund (Class Y)	251,772	3,857,147
Putnam International Growth and Income Fund (Class Y)	467,234	3,550,976
Putnam International New Opportunities Fund (Class Y)	348,696	3,814,738
Putnam Investors Fund (Class Y)	686,606	6,550,221
Putnam Mid Cap Value Fund (Class Y)	164,865	1,276,053
Putnam Vista Fund (Class Y)	178,797	1,312,370
Putnam Voyager Fund (Class Y)	495,317	6,468,841

Total Equity Funds (cost $58,669,052)		$37,333,763

Fixed Income Funds* 24.7%

Putnam Diversified Income Trust (Class Y)	516,131	$3,602,594
Putnam High Yield Advantage Fund (Class Y)	517,543	2,354,820
Putnam Income Fund (Class Y)	660,526	3,566,841
Putnam Money Market Fund (Class A)	2,365,429	2,365,429

Total Fixed Income Funds (cost $14,766,143)		$11,889,684

Total Investments (cost $73,435,195) (a)		$49,223,447

* Percentages indicated are based on net assets of $48,210,399

2025 Fund	Shares	Value

Asset Allocation Funds* --% (cost $-)

Putnam Income Strategies Fund (Class Y)	--	$--

Equity Funds* 69.1%

Putnam Capital Opportunities Fund (Class Y)	658,348	$4,424,100
Putnam Equity Income Fund (Class Y)	331,809	3,772,667
Putnam Fund for Growth and Income (Class Y)	367,981	3,723,965
Putnam International Equity Fund (Class Y)	228,488	3,500,430
Putnam International Growth and Income Fund (Class Y)	466,406	3,544,686
Putnam International New Opportunities Fund (Class Y)	348,434	3,811,863
Putnam Investors Fund (Class Y)	795,300	7,587,164
Putnam Mid Cap Value Fund (Class Y)	196,743	1,522,792
Putnam Vista Fund (Class Y)	213,409	1,566,424
Putnam Voyager Fund (Class Y)	573,526	7,490,248

Total Equity Funds (cost $64,433,907)		$40,944,339

Fixed Income Funds* 31.5%

Putnam Diversified Income Trust (Class Y)	786,642	$5,490,759
Putnam High Yield Advantage Fund (Class Y)	665,581	3,028,393
Putnam Income Fund (Class Y)	1,095,058	5,913,315
Putnam Money Market Fund (Class A)	4,236,592	4,236,592

Total Fixed Income Funds (cost $23,041,337)		$18,669,059

Total Investments (cost $87,475,244) (a)		$59,613,398

* Percentages indicated are based on net assets of $59,256,550

2020 Fund	Shares	Value

Asset Allocation Funds* 5.2% (cost $4,235,506)

Putnam Income Strategies Fund (Class Y)	416,578	$3,320,125

Equity Funds* 55.7%

Putnam Capital Opportunities Fund (Class Y)	664,599	$4,466,107
Putnam Equity Income Fund (Class Y)	310,285	3,527,939
Putnam Fund for Growth and Income (Class Y)	346,610	3,507,690
Putnam International Equity Fund (Class Y)	144,373	2,211,789
Putnam International Growth and Income Fund (Class Y)	297,344	2,259,812
Putnam International New Opportunities Fund (Class Y)	222,204	2,430,912
Putnam Investors Fund (Class Y)	738,091	7,041,385
Putnam Mid Cap Value Fund (Class Y)	190,024	1,470,786
Putnam Vista Fund (Class Y)	206,147	1,513,121
Putnam Voyager Fund (Class Y)	532,078	6,948,945

Total Equity Funds (cost $54,622,574)		$35,378,486

Fixed Income Funds* 40.1%

Putnam Diversified Income Trust (Class Y)	1,115,140	$7,783,677
Putnam High Yield Advantage Fund (Class Y)	709,145	3,226,608
Putnam Income Fund (Class Y)	1,476,044	7,970,639
Putnam Money Market Fund (Class A)	6,480,802	6,480,802

Total Fixed Income Funds (cost $31,139,558)		$25,461,726

Total Investments (cost $89,997,638) (a)		$64,160,337

* Percentages indicated are based on net assets of $63,486,359

2015 Fund	Shares	Value

Asset Allocation Funds* 16.1% (cost $14,294,224)

Putnam Income Strategies Fund (Class Y)	1,364,608	$10,875,930

Equity Funds* 34.5%

Putnam Capital Opportunities Fund (Class Y)	581,651	$3,908,696
Putnam Equity Income Fund (Class Y)	220,599	2,508,208
Putnam Fund for Growth and Income (Class Y)	265,112	2,682,931
Putnam International Equity Fund (Class Y)	120,907	1,852,297
Putnam International Growth and Income Fund (Class Y)	76,770	583,452
Putnam International New Opportunities Fund (Class Y)	57,413	628,095
Putnam Investors Fund (Class Y)	531,759	5,072,984
Putnam Mid Cap Value Fund (Class Y)	68,930	533,517
Putnam Vista Fund (Class Y)	74,811	549,110
Putnam Voyager Fund (Class Y)	383,422	5,007,497

Total Equity Funds (cost $35,403,478)		$23,326,787

Fixed Income Funds* 50.1%

Putnam Diversified Income Trust (Class Y)	1,686,567	$11,772,240
Putnam High Yield Advantage Fund (Class Y)	737,507	3,355,656
Putnam Income Fund (Class Y)	1,621,200	8,754,476
Putnam Money Market Fund (Class A)	9,989,852	9,989,852

Total Fixed Income Funds (cost $41,156,590)		$33,872,224

Total Investments (cost $90,854,292) (a)		$68,074,941

* Percentages indicated are based on net assets of $67,636,857

2010 Fund	Shares	Value

Asset Allocation Funds* 25.3% (cost $10,421,784)

Putnam Income Strategies Fund (Class Y)	1,002,303	$7,988,353

Equity Funds* 19.4%

Putnam Capital Opportunities Fund (Class Y)	202,450	$1,360,463
Putnam Equity Income Fund (Class Y)	84,494	960,692
Putnam Fund for Growth and Income (Class Y)	36,886	373,289
Putnam International Equity Fund (Class Y)	28,230	432,483
Putnam International Growth and Income Fund (Class Y)	--	--
Putnam International New Opportunities Fund (Class Y)	--	--
Putnam Investors Fund (Class Y)	158,897	1,515,877
Putnam Mid Cap Value Fund (Class Y)	--	--
Putnam Vista Fund (Class Y)	--	--
Putnam Voyager Fund (Class Y)	114,537	1,495,854

Total Equity Funds (cost $8,635,888)		$6,138,658

Fixed Income Funds* 56.2%

Putnam Diversified Income Trust (Class Y)	935,607	$6,530,538
Putnam High Yield Advantage Fund (Class Y)	336,017	1,528,877
Putnam Income Fund (Class Y)	582,958	3,147,974
Putnam Money Market Fund (Class A)	6,527,669	6,527,669

Total Fixed Income Funds (cost $21,129,498)		$17,735,058

Total Investments (cost $40,187,170) (a)		$31,862,069

* Percentages indicated are based on net assets of $31,582,498

Maturity Fund	Shares	Value

Asset Allocation Funds* 38.5% (cost $8,738,919)

Putnam Income Strategies Fund (Class Y)	849,550	$6,770,916

Equity Funds* 15.2%

Putnam Capital Opportunities Fund (Class Y)	54,439	$365,829
Putnam Equity Income Fund (Class Y)	126,000	1,432,619
Putnam Fund for Growth and Income (Class Y)	--	--
Putnam International Equity Fund (Class Y)	--	--
Putnam International Growth and Income Fund (Class Y)	--	--
Putnam International New Opportunities Fund (Class Y)	--	--
Putnam Investors Fund (Class Y)	45,985	438,694
Putnam Mid Cap Value Fund (Class Y)	--	--
Putnam Vista Fund (Class Y)	--	--
Putnam Voyager Fund (Class Y)	33,168	433,180

Total Equity Funds (cost $3,559,762)		$2,670,322

Fixed Income Funds* 46.8%

Putnam Diversified Income Trust (Class Y)	399,802	$2,790,615
Putnam High Yield Advantage Fund (Class Y)	187,468	852,979
Putnam Income Fund (Class Y)	108,136	583,933
Putnam Money Market Fund (Class A)	3,988,691	3,988,691

Total Fixed Income Funds (cost $9,535,919)		$8,216,218

Total Investments (cost $21,834,600) (a)		$17,657,456

* Percentages indicated are based on net assets of $17,564,430

NOTES

(a) The aggregate identified cost on a tax basis as of period end were as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Depreciation	Purposes

RetirementReady
2050 Fund	$-	$(5,461,278)	$(5,461,278)	$13,552,158
2045 Fund	-	(10,427,022)	(10,427,022)	25,952,894
2040 Fund	-	(14,582,646)	(14,582,646)	37,349,560
2035 Fund	-	(22,353,063)	(22,353,063)	57,807,485
2030 Fund	-	(30,331,773)	(30,331,773)	79,555,220
2025 Fund	-	(35,107,812)	(35,107,812)	94,721,210
2020 Fund	-	(33,119,215)	(33,119,215)	97,279,552
2015 Fund	-	(27,537,106)	(27,537,106)	95,612,047
2010 Fund	-	(10,405,967)	(10,405,967)	42,268,036
Maturity Fund	-	(5,093,303)	(5,093,303)	22,750,759

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	186,583	260,853	-	884,170

Putnam Equity Income Fund	132,556	193,231	4,589	638,935

Putnam Fund for Growth and Income	131,910	173,028	4,038	638,718

Putnam International Equity Fund	272,823	152,578	-	784,551

Putnam International Growth and Income Fund	258,371	152,578	-	757,301

Putnam International New Opportunities Fund	257,782	152,578	-	813,433

Putnam Investors Fund	255,743	297,994	-	1,279,253

Putnam Mid Cap Value Fund	76,413	57,216	-	292,923

Putnam Vista Fund	97,730	57,217	-	301,255

Putnam Voyager Fund	255,743	255,044	-	1,264,083

Putnam Diversified Income Trust	-	-	-	-

Putnam High Yield Advantage Fund	37,271	42,896	4,101	169,650

Putnam Income Fund	37,275	46,784	4,105	178,782

Putnam Money Market Fund	18,041	35,585	637	87,826

Totals	$2,018,241	$1,877,582	$17,470	$8,090,880

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	287,245	578,449	-	1,605,439

Putnam Equity Income Fund	210,600	415,201	9,100	1,198,954

Putnam Fund for Growth and Income	212,010	377,360	8,230	1,214,462

Putnam International Equity Fund	417,140	336,828	-	1,455,419

Putnam International Growth and Income Fund	432,097	338,636	-	1,423,339

Putnam International New Opportunities Fund	430,809	338,636	-	1,529,510

Putnam Investors Fund	401,407	655,908	-	2,390,332

Putnam Mid Cap Value Fund	117,435	120,776	-	523,814

Putnam Vista Fund	157,995	120,777	-	538,704

Putnam Voyager Fund	401,408	570,313	-	2,360,116

Putnam Diversified Income Trust	124,243	41,390	4,529	225,874

Putnam High Yield Advantage Fund	61,402	91,300	8,216	326,432

Putnam Income Fund	76,119	83,548	9,697	428,365

Putnam Money Market Fund	58,873	76,560	2,007	305,112

Totals	$3,388,783	$4,145,682	$41,779	$15,525,872

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	353,859	664,809	-	2,215,384

Putnam Equity Income Fund	268,843	512,944	12,681	1,695,773

Putnam Fund for Growth and Income	266,255	467,343	11,178	1,683,906

Putnam International Equity Fund	529,229	377,243	-	1,945,495

Putnam International Growth and Income Fund	537,169	383,782	-	1,919,480

Putnam International New Opportunities Fund	535,834	383,782	-	2,062,787

Putnam Investors Fund	513,410	783,150	-	3,406,226

Putnam Mid Cap Value Fund	167,600	143,797	-	746,856

Putnam Vista Fund	223,530	143,797	-	768,112

Putnam Voyager Fund	513,410	663,610	-	3,363,428

Putnam Diversified Income Trust	182,061	129,860	18,773	766,584

Putnam High Yield Advantage Fund	108,870	101,481	13,862	584,777

Putnam Income Fund	143,892	153,194	20,742	921,512

Putnam Money Market Fund	92,867	192,220	4,734	686,594

Totals	$4,436,829	$5,101,012	$81,970	$22,766,914

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	488,996	977,418	-	3,196,242

Putnam Equity Income Fund	382,569	746,296	19,047	2,528,483

Putnam Fund for Growth and Income	377,997	654,824	16,701	2,517,071

Putnam International Equity Fund	881,341	524,904	-	2,846,584

Putnam International Growth and Income Fund	788,809	534,251	-	2,783,241

Putnam International New Opportunities Fund	786,217	534,251	-	2,990,445

Putnam Investors Fund	727,909	1,155,882	-	5,057,138

Putnam Mid Cap Value Fund	195,184	200,240	-	1,069,881

Putnam Vista Fund	278,163	200,240	-	1,100,259

Putnam Voyager Fund	727,909	976,154	-	4,993,162

Putnam Diversified Income Trust	399,221	303,086	46,030	1,848,551

Putnam High Yield Advantage Fund	250,312	224,314	31,962	1,343,842

Putnam Income Fund	289,719	328,933	43,999	1,928,663

Putnam Money Market Fund	163,456	390,238	8,613	1,250,860

Totals	$6,737,802	$7,751,031	$166,352	$35,454,422

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	526,113	1,084,243	-	3,894,686

Putnam Equity Income Fund	441,077	884,456	24,350	3,280,140

Putnam Fund for Growth and Income	444,379	787,579	21,802	3,328,591

Putnam International Equity Fund	1,095,340	630,389	-	3,857,147

Putnam International Growth and Income Fund	927,241	603,703	-	3,550,976

Putnam International New Opportunities Fund	925,150	603,703	-	3,814,738

Putnam Investors Fund	830,781	1,296,155	-	6,550,221

Putnam Mid Cap Value Fund	180,823	269,706	-	1,276,053

Putnam Vista Fund	230,090	215,392	-	1,312,370

Putnam Voyager Fund	830,781	1,068,584	-	6,468,841

Putnam Diversified Income Trust	643,153	524,596	89,751	3,602,594

Putnam High Yield Advantage Fund	340,499	376,560	56,701	2,354,820

Putnam Income Fund	484,894	500,831	80,017	3,566,841

Putnam Money Market Fund	260,250	471,920	15,476	2,365,429

Totals	$8,160,571	$9,317,817	$288,097	$49,223,447

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$-	$-	$-	$-

Putnam Capital Opportunities Fund	462,499	1,121,800	-	4,424,100

Putnam Equity Income Fund	403,411	1,022,580	28,407	3,772,667

Putnam Fund for Growth and Income	397,044	925,434	25,092	3,723,965

Putnam International Equity Fund	638,791	628,935	-	3,500,430

Putnam International Growth and Income Fund	723,804	654,122	-	3,544,686

Putnam International New Opportunities Fund	721,363	654,122	-	3,811,863

Putnam Investors Fund	752,707	1,497,620	-	7,587,164

Putnam Mid Cap Value Fund	316,313	266,883	-	1,522,792

Putnam Vista Fund	431,112	266,882	-	1,566,424

Putnam Voyager Fund	781,361	1,258,584	-	7,490,248

Putnam Diversified Income Trust	818,739	861,821	140,659	5,490,759

Putnam High Yield Advantage Fund	367,532	629,245	75,911	3,028,393

Putnam Income Fund	704,360	888,578	134,756	5,913,315

Putnam Money Market Fund	364,623	812,411	28,282	4,236,592

Totals	$7,883,659	$11,489,017	$433,107	$59,613,398

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$1,635,823	$655,238	$41,313	$3,320,125

Putnam Capital Opportunities Fund	442,556	1,359,060	-	4,466,107

Putnam Equity Income Fund	367,650	1,319,797	28,059	3,527,939

Putnam Fund for Growth and Income	359,944	1,131,170	24,661	3,507,690

Putnam International Equity Fund	390,696	543,181	-	2,211,789

Putnam International Growth and Income Fund	254,510	626,809	-	2,259,812

Putnam International New Opportunities Fund	254,510	627,348	-	2,430,912

Putnam Investors Fund	677,783	2,103,187	-	7,041,385

Putnam Mid Cap Value Fund	281,444	353,492	-	1,470,786

Putnam Vista Fund	399,764	353,492	-	1,513,121

Putnam Voyager Fund	677,783	1,840,833	-	6,948,945

Putnam Diversified Income Trust	1,429,573	1,649,736	200,866	7,783,677

Putnam High Yield Advantage Fund	377,365	829,850	82,719	3,226,608

Putnam Income Fund	863,603	1,759,639	189,145	7,970,639

Putnam Money Market Fund	519,502	1,550,848	44,229	6,480,802

Totals	$8,932,506	$16,703,680	$610,992	$64,160,337

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$3,127,885	$2,068,653	$153,977	$10,875,930

Putnam Capital Opportunities Fund	408,552	1,266,766	-	3,908,696

Putnam Equity Income Fund	275,839	1,011,127	20,424	2,508,208

Putnam Fund for Growth and Income	292,147	973,108	19,426	2,682,931

Putnam International Equity Fund	584,805	400,017	-	1,852,297

Putnam International Growth and Income Fund	80,577	407,167	-	583,452

Putnam International New Opportunities Fund	80,577	407,338	-	628,095

Putnam Investors Fund	513,972	1,595,723	-	5,072,984

Putnam Mid Cap Value Fund	68,804	361,927	-	533,517

Putnam Vista Fund	68,804	302,780	-	549,110

Putnam Voyager Fund	513,972	1,404,256	-	5,007,497

Putnam Diversified Income Trust	2,480,127	2,259,671	296,363	11,772,240

Putnam High Yield Advantage Fund	397,672	699,914	84,143	3,355,656

Putnam Income Fund	986,188	2,000,897	209,022	8,754,476

Putnam Money Market Fund	832,170	1,854,104	66,260	9,989,852

Totals	$10,712,091	$17,013,448	$849,615	$68,074,941

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$2,060,729	$1,952,415	$118,933	$7,988,353

Putnam Capital Opportunities Fund	220,399	517,663	-	1,360,463

Putnam Equity Income Fund	185,301	242,536	6,628	960,692

Putnam Fund for Growth and Income	73,601	366,602	3,657	373,289

Putnam International Equity Fund	81,114	223,104	-	432,483

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	233,394	492,172	-	1,515,877

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	233,393	436,539	-	1,495,854

Putnam Diversified Income Trust	1,341,461	1,605,707	169,996	6,530,538

Putnam High Yield Advantage Fund	264,634	383,339	38,131	1,528,877

Putnam Income Fund	531,344	1,153,462	78,688	3,147,974

Putnam Money Market Fund	814,120	1,526,845	43,353	6,527,669

Totals	$6,039,490	$8,900,384	$459,386	$31,862,069

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Income Strategies Fund	$2,336,696	$1,487,415	$93,643	$6,770,916

Putnam Capital Opportunities Fund	90,330	272,666	-	365,829

Putnam Equity Income Fund	581,943	310,155	7,832	1,432,619

Putnam Fund for Growth and Income	-	-	-	-

Putnam International Equity Fund	-	-	-	-

Putnam International Growth and Income Fund	-	-	-	-

Putnam International New Opportunities Fund	-	-	-	-

Putnam Investors Fund	101,203	265,051	-	438,694

Putnam Mid Cap Value Fund	-	-	-	-

Putnam Vista Fund	-	-	-	-

Putnam Voyager Fund	101,203	247,079	-	433,180

Putnam Diversified Income Trust	641,625	907,127	75,000	2,790,615

Putnam High Yield Advantage Fund	198,470	197,198	20,220	852,979

Putnam Income Fund	150,563	481,776	17,368	583,933

Putnam Money Market Fund	688,705	1,099,169	26,256	3,988,691

Totals	$4,890,738	$5,267,636	$240,319	$17,657,456

Market values are shown for those securities affiliated at period end.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

	Investments in Securities

Fund	Level 1	Level 2	Level 3

Putnam RetirementReady 2050 Fund	$8,090,880	$-	$-
Putnam RetirementReady 2045 Fund	15,525,872	-	-
Putnam RetirementReady 2040 Fund	22,766,914	-	-
Putnam RetirementReady 2035 Fund	35,454,422	-	-
Putnam RetirementReady 2030 Fund	49,223,447	-	-
Putnam RetirementReady 2025 Fund	59,613,398	-	-
Putnam RetirementReady 2020 Fund	64,160,337	-	-
Putnam RetirementReady 2015 Fund	68,074,941	-	-
Putnam RetirementReady 2010 Fund	31,862,069	-	-
Putnam RetirementReady Maturity Fund	17,657,456	-	-

	Other Financial Investments*

Fund	Level 1	Level 2	Level 3

Putnam RetirementReady 2050 Fund	$-	$-	$-
Putnam RetirementReady 2045 Fund	-	-	-
Putnam RetirementReady 2040 Fund	-	-	-
Putnam RetirementReady 2035 Fund	-	-	-
Putnam RetirementReady 2030 Fund	-	-	-
Putnam RetirementReady 2025 Fund	-	-	-
Putnam RetirementReady 2020 Fund	-	-	-
Putnam RetirementReady 2015 Fund	-	-	-
Putnam RetirementReady 2010 Fund	-	-	-
Putnam RetirementReady Maturity Fund	-	-	-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008